INCOME TAX (Details 2) $ in Thousands	Dec. 31, 2023 USD ($)
Notes and other explanatory information [abstract]
2031	$ 414
2032	862
2033	518
2034	2,165
2035	3,040
2036	4,391
2037	1,166
2038	1,593
2039	1,533
2040	3,283
2041	7,962
2042	18,249
2043	14,205
Non capital loss	$ 59,381